Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Current Liabilities
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2013	2014
Deposit received for the sale of property, plant and equipment	$1,658	$8,086
Government subsidies	2,180	4,593
Social insurance and benefits payables	4,030	3,907
Payables for purchases of property plant and equipment	5,212	1,871
Accrued professional fees	876	1,257
Payables to suppliers	1,844	1,243
Accrued operating expenses	769	1,201
Accrued wages	820	770
Accrued interest expense	115	407
Other tax payables	104	362
Commission payable	39	236
Warranty provision	179	193
Contract deposit for constructor	165	169
Rental payable	3,311	—

	$21,302	$24,295